Convertible Debt - Related Party (Details)			6 Months Ended		12 Months Ended
	Nov. 30, 2017 USD ($)	Nov. 30, 2017 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€) € / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of Convertible Debt Related Party Explanatory [Abstract]
Loan agreements totaling	$ 92,007	€ 80,278					$ 467,154	€ 417,133	$ 467,154	€ 417,133
Bear interest			3.50%	3.50%
Loans outstanding, percentage			0.50%	0.50%
Convertible per share (in Euro per share) | € / shares				€ 1
Debt discount | €								€ 13,064		€ 13,064
Convertible debt related party			$ 32,615	€ 30,000	$ 32,181	€ 30,000
Convertible Debt maturity Date			Sep. 30, 2022	Sep. 30, 2022